Stock Options	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Stock Options

13 - STOCK BASED COMPENSATION

During the year ended March 31, 2013and March 31, 2012, the Company issued common shares and options to employees and non-employees, and as a result, additional paid in capital has been increased by $140,169 and $27,296 respectively.

On July 2, 2012, Dr. Cowpland acquired 5,000,000 of the Issuer's common shares as compensation in lieu of salary for services provided to the Company. $50,000 of stock based compensation expense was recorded.

On July 2, 2012, Mr. Stechyson acquired 5,000,000 of the Issuer's common shares as compensation in lieu of cash for services provided to the Company. $50,000 of stock based compensation expense was recorded.

The increase in additional paid in capital is the value associated with the common shares issued and the vesting of options, which is recorded as compensation expense in the statement of Comprehensive Income as a part of selling, general and administrative expense.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 27,200,000 common shares. As at March 31, 2013, 20,124,485 (March 31, 2012, 20,027,985) options were outstanding under the Employee Stock Option Plan. In addition, 6,010,000 (March 31, 2010, 6,010,000) options were issued outside of ZIM’s Employee Stock Option Plan and are outstanding. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2013 vested on the day of the grant and have a three year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3.0 years.

The Company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$
Options compensation expense for employees	31,387	3,339	26,428
Options compensation expense for consultants	8,782	23,957	45,085
Stock grant compensation expense for executive officers	100,000	—	100,000
Total expense	140,169	27,296	171,513

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2013or March 31, 2012.

A summary of the status of the stock options is as follows:

	March 31, 2013 Number of options outstanding	March 31, 2012 Number of options outstanding

Options outstanding, beginning of year	26,037,985	26,215,382
Granted	10,628,862	5,373,595
Expired	(10,532,362)	(5,550,992)
Options outstanding, end of year	26,134,485	26,037,985

The following table represents a summary of the options outstanding as at March 31, 2013:

Range of exercise prices	Options outstanding and exercisable Number outstanding at March 31, 2013	Weighted average remaining contractual life
$		Years
0.002-0.004	7,893,019	2.75
0.004-0.008	410,000	1.5
0.008-0.012	15,804,486	1.06
0.016-0.020	2,026,980	0.50
	26,134,485	1.53

The weighted average grant-date fair value of options granted and vested in fiscal 2013 and 2012 were $0.0045 and $0.0090 respectively.

As at March 31, 2013 there were 7,893,019 options in the money with a total intrinsic value of $15,786.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2013, 8,908,862 options were granted to employees. In the year ended March 31, 2012, 725,000 options were granted to employees.

During the year ended March 31, 2013, 1,720,000 options were granted to non-employees. In the year ended March 31, 2012, 4,648,595 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2013 or March 31, 2012.